Goodwill	12 Months Ended
Mar. 31, 2022
Goodwill
Goodwill
17.	Goodwill

Changes in the carrying amount of goodwill by segment for the years ended March 31, 2021 and 2022 were as follows:

								Innovation
				Local			Digital media	initiatives
	Core	China	International	consumer			and	and
	commerce	commerce	commerce	services	Cainiao	Cloud	entertainment	others	Total

	(in millions of RMB)
Balance as of March 31, 2020	209,533	—	—	—	—	2,510	58,673	6,066	276,782
Additions (i)	14,605					—	—	2,974	17,579
Deconsolidation of subsidiaries	—	—	—	—	—	(455)	—	—	(455)
Measurement period adjustments	240	—	—	—	—	—	—	—	240
Foreign currency translation adjustments	(1,364)	—	—	—	—	(11)	—	—	(1,375)
Balance as of March 31, 2021	223,014	—	—	—	—	2,044	58,673	9,040	292,771
Additions	2,506	523	—	—	—	254	—	—	3,283
Impairment	—	—	—	—	—	—	(25,141)	—	(25,141)
Allocation of goodwill (ii)	(224,407)	174,424	17,630	20,292	16,346	815	—	(5,100)	—
Foreign currency translation adjustments	(1,113)	—	(169)	—	—	(50)	—	—	(1,332)
Balance as of March 31, 2022	—	174,947	17,461	20,292	16,346	3,063	33,532	3,940	269,581

(i)	During the year ended March 31, 2021, additions under the Core commerce segment primarily included the acquisition of Sun Art (Note 4(a)).
(ii)	During the year ended March 31, 2022, the Company allocated its goodwill primarily as a result of the change in segments (Note 26).

Gross goodwill balances were RMB297,250 million and RMB299,201 million as of March 31, 2021 and 2022, respectively. Accumulated impairment losses were RMB4,479 million and RMB29,620 million as of March 31, 2021 and 2022, respectively.

In the annual goodwill impairment assessment, the Company concluded that the carrying amounts of certain reporting units exceeded their respective fair values and recorded impairment losses of RMB576 million, nil and RMB25,141 million during the years ended March 31, 2020, 2021 and 2022, respectively. During the year ended March 31, 2022, considered the changes in market conditions, the Company performed quantitative impairment tests on certain reporting units under the Digital media and entertainment segment and recognized impairment charges of RMB14,754 million relating to one listed reporting unit and RMB10,387 million relating to one unlisted reporting unit. The fair value of the listed reporting unit is determined based on its market capitalization, adjusted for control premium. The fair value of the unlisted reporting unit is determined using the income approach, which is based on the discounted cash flow analysis derived from assumptions of future growth rates and weighted average cost of capital. The goodwill impairment is presented as an unallocated item in the segment information (Note 26) because the CODM of the Company does not consider this as part of the segment operating performance measure.